Reportable Operating Segments and Geographic Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Non-interest revenues									$ 28,820	$ 27,927	$ 26,927
Interest income									7,179	7,005	6,854
Interest expense									1,707	1,958	2,226
Total revenues, net of interest expense	9,107	8,329	8,657	8,199	8,547	8,301	8,245	7,881	34,292	32,974	31,555
Total provision									2,044	1,832	1,712
Pretax income	2,225	2,246	2,312	2,208	1,980	2,004	1,995	1,909	8,991	7,888	6,451
Income tax provision (benefit)									3,106	2,529	1,969
Total shareholders' equity	20,673				19,496				20,673	19,496	18,886	18,794	18,794
U S Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									12,732	12,123	11,469
Interest income									5,786	5,565	5,342
Interest expense									604	693	765
Total revenues, net of interest expense									17,914	16,995	16,046
Total provision									1,396	1,250	1,253
Pretax income									5,100	4,994	4,069
Income tax provision (benefit)									1,900	1,801	1,477
Net Income from continuing operations									3,200	3,193	2,592
Total shareholders' equity	10,400				9,300				10,400	9,300	8,700
International Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,737	4,644	4,561
Interest income									1,085	1,118	1,147
Interest expense									330	361	402
Total revenues, net of interest expense									5,492	5,401	5,306
Total provision									370	388	279
Pretax income									449	643	659
Income tax provision (benefit)									38	12	25
Net Income from continuing operations									411	631	634
Total shareholders' equity	3,000				3,100				3,000	3,100	2,900
Global Commercial Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									5,173	5,085	4,995
Interest income									15	13	11
Interest expense									240	245	257
Total revenues, net of interest expense									4,948	4,853	4,749
Total provision									180	129	106
Pretax income									2,408	1,244	960
Income tax provision (benefit)									865	384	316
Net Income from continuing operations									1,543	860	644
Total shareholders' equity	3,800				3,700				3,800	3,700	3,600
Global Network And Merchant Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									5,426	5,229	5,005
Interest income									52	32	23
Interest expense									(269)	(252)	(243)
Total revenues, net of interest expense									5,747	5,513	5,271
Total provision									93	67	73
Pretax income									2,620	2,469	2,219
Income tax provision (benefit)									960	894	776
Net Income from continuing operations									1,660	1,575	1,443
Total shareholders' equity	2,000				2,000				2,000	2,000	2,000
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									752	846	897
Interest income									241	277	331
Interest expense									802	911	1,045
Total revenues, net of interest expense									191	212	183
Total provision									5	(2)	1
Pretax income									(1,586)	(1,462)	(1,456)
Income tax provision (benefit)									(657)	(562)	(625)
Net Income from continuing operations									(929)	(900)	(831)
Total shareholders' equity	$ 1,500				$ 1,400				$ 1,500	$ 1,400	$ 1,700